Credit risk - Schedule of Mortgage Lending (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	£ 907,307	£ 870,816
Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	323,087	312,280
Retail – UK mortgages | Total
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	323,813	313,128
Retail – UK mortgages | A £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	2,087	1,113
Retail – UK mortgages | B £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	47,170	40,469
Retail – UK mortgages | C £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	77,625	68,128
Retail – UK mortgages | D £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	102,066	97,392
Retail – UK mortgages | E £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	32,690	33,021
Retail – UK mortgages | F £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	6,124	6,293
Retail – UK mortgages | G £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	1,361	1,370
Retail – UK mortgages | Unrated properties £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	54,690	65,342
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	284,256	269,707
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	30,207	32,722
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	3,707	3,831
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	4,917	6,020
Retail – UK mortgages | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	323,813	313,128
Retail – UK mortgages | Gross drawn exposures | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	175,213	180,986
Retail – UK mortgages | Gross drawn exposures | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	52,570	53,981
Retail – UK mortgages | Gross drawn exposures | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	49,130	41,999
Retail – UK mortgages | Gross drawn exposures | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	39,478	31,345
Retail – UK mortgages | Gross drawn exposures | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	7,277	4,628
Retail – UK mortgages | Gross drawn exposures | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	145	189
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	284,307	269,760
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | 12-month expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	142,960	145,055
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | 12-month expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	48,852	49,746
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | 12-month expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	47,327	40,292
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | 12-month expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	38,070	30,215
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | 12-month expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	7,053	4,420
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | 12-month expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	45	32
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	30,414	32,995
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | Lifetime expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	25,099	27,851
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | Lifetime expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	2,647	2,954
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | Lifetime expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	1,324	1,168
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | Lifetime expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	1,181	898
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | Lifetime expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	156	109
Retail – UK mortgages | Gross drawn exposures | Stage 1 and 2 | Lifetime expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	7	15
Retail – UK mortgages | Gross drawn exposures | Stage 3 £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	4,016	4,166
Retail – UK mortgages | Gross drawn exposures | Stage 3 £m | Lifetime expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	2,811	3,014
Retail – UK mortgages | Gross drawn exposures | Stage 3 £m | Lifetime expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	620	643
Retail – UK mortgages | Gross drawn exposures | Stage 3 £m | Lifetime expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	321	307
Retail – UK mortgages | Gross drawn exposures | Stage 3 £m | Lifetime expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	165	123
Retail – UK mortgages | Gross drawn exposures | Stage 3 £m | Lifetime expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	46	36
Retail – UK mortgages | Gross drawn exposures | Stage 3 £m | Lifetime expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	53	43
Retail – UK mortgages | Gross drawn exposures | POCI £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	5,076	6,207
Retail – UK mortgages | Gross drawn exposures | POCI £m | Lifetime expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	4,343	5,066
Retail – UK mortgages | Gross drawn exposures | POCI £m | Lifetime expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	451	638
Retail – UK mortgages | Gross drawn exposures | POCI £m | Lifetime expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	158	232
Retail – UK mortgages | Gross drawn exposures | POCI £m | Lifetime expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	62	109
Retail – UK mortgages | Gross drawn exposures | POCI £m | Lifetime expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	22	63
Retail – UK mortgages | Gross drawn exposures | POCI £m | Lifetime expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	40	99
Retail – UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(731)	(848)
Retail – UK mortgages | Allowance for expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(306)	(375)
Retail – UK mortgages | Allowance for expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(149)	(175)
Retail – UK mortgages | Allowance for expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(114)	(129)
Retail – UK mortgages | Allowance for expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(87)	(85)
Retail – UK mortgages | Allowance for expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(27)	(28)
Retail – UK mortgages | Allowance for expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(48)	(56)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(55)	(53)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(11)	(14)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(10)	(11)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(15)	(13)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(16)	(13)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(3)	(2)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	0	0
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(208)	(273)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(128)	(165)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(36)	(51)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(20)	(30)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(19)	(23)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(4)	(3)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(1)	(1)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(309)	(335)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(105)	(130)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(69)	(77)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(56)	(59)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(37)	(32)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(14)	(13)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(28)	(24)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(159)	(187)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | Less than 60%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(62)	(66)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | 60% to 70%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(34)	(36)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | 70% to 80%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(23)	(27)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | 80% to 90%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(15)	(17)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | 90% to 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(6)	(10)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | Greater than 100%
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	£ (19)	£ (31)